Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (2,281,553)	$ (1,752,565)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	236,096	432,407
Share-based compensation expense	14,897	76,906
Amortization of ROU asset	7,878	7,249
Change in assets and liabilities:
Accounts receivable	225	(947)
Prepaid assets	6,660	(37,516)
Accounts payable and accrued liabilities	(251,191)	(163,043)
Lease liabilities	(8,126)	(5,657)
Net cash used in operating activities	(2,275,114)	(1,443,166)
Cash flows from investing activities:
Software capitalization	(299,637)	(236,973)
Intangibles capitalization	(7,880)	(9,628)
Net cash used in investing activities	(307,517)	(246,601)
Cash flows from financing activities:
Deferred Offering costs	(37,500)	0
Repayments of debt	(45,390)	0
Proceeds from issuance of preferred shares, net of issuance costs		672,795
Proceeds from issuance of common shares, net of issuance costs	891,923	0
Dividends and Series B preferred stock converted to common stock	0	566
Net cash provided by financing activities	809,033	673,361
Net decrease in cash	(1,773,598)	(1,016,406)
Cash, beginning of year	3,186,985	2,706,319
Cash and restricted cash, end of period	1,413,387	1,689,913
Supplemental disclosures of cash flow information:
Cash paid for interest	4,442	1,553
Cash paid for taxes	0	0
Supplemental disclosures of non-cash activity:
Reclassification of deferred offering costs	23,387	55,120
Capitalized dividends	$ 30,323	$ 58,758